Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
LNG revenues—affiliate	$ 234,000	$ 275,000	$ 726,100	$ 0	$ 0
Cost of sales—affiliate	8,000	0	3,015	0	0
Cost of sales—related party	48,000	36,000	85,429	0	0
Operating and maintenance expense—affiliate			59,319	4,283	2,401
Development expense—affiliate			61	0	8
General and administrative expense—affiliate	10,000	3,000	11,352	2,201	1,173
Operating and maintenance expense—affiliate	45,000	21,000	59,319	4,283	2,401
Operating and maintenance expense—related party	2,000	0
Cheniere Marketing Agreements [Member]
Related Party Transaction [Line Items]
LNG revenues—affiliate	228,000	275,000	719,069	0	0
Contracts for Sale and Purchase of Natural Gas And LNG [Member]
Related Party Transaction [Line Items]
LNG revenues—affiliate	6,000	0	7,031	0	0
Cost of sales—affiliate	8,000	0	3,015	0	0
Natural Gas Supply Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales—related party	48,000	36,000	85,429	0	0
Service Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate			58,576	3,412	2,075
Development expense—affiliate			61	0	8
General and administrative expense—affiliate	10,000	3,000	11,352	2,201	1,173
Operating and maintenance expense—affiliate	45,000	21,000
Land Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate			743	874	326
Other Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate			$ 0	$ (3)	$ 0
Agreements with Midship Pipeline [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—related party	$ 2,000	$ 0